Note 29 - Exceptional Items From Continuing Operations - Exceptional Items (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Goodwill impairment					$ 32,363
Amortization					12,027
Remeasurement of deferred consideration		$ 3,100	(3,119)
Total exceptional items	[1]		16,238	5,245	47,192
Continuing operations [member]
Statement Line Items [Line Items]
Professional services			7,019	3,499	5,811
Restructuring charges			1,361	2,042	595
Severance costs			3,175	768	1,073
Litigation settlement			976
Total other exceptional items			5,512	2,810	46,058
Remeasurement of deferred consideration			(3,119)
Total remeasurement of deferred consideration			(3,119)
Total exceptional items			16,238	5,245	47,192
Continuing operations [member] | YuMe, RadiumOne and Perk [member]
Statement Line Items [Line Items]
Severance and retention costs			1,277	217	825
Onerous lease			1,579	917
Professional services			10,990	1,301	309
Total acquisition-related exceptional items			$ 13,846	$ 2,435	$ 1,134

[1]	Relating to year ended March 31, 2017, exceptional costs included $5.2 million from continuing operations and $3.9 million from discontinued operations.